ABN AMRO Funds
                                Investor Shares

                      Supplement dated July 1, 1999 to the
                          Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond  Funds:  Fixed  Income  Fund(US),   Intermediate  Government  Fixed  Income
Fund(US), Tax-Exempt Fixed Income Fund(US) and Limited Volatility Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US), Small Cap Value Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

This supplement supercedes and replaces any existing supplements to the prospectus. This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with the prospectus.

The Board of Trustees of the Trust has voted to terminate the Small Cap Value Fund. Effective immediately, shares of the Small Cap Value Fund will no longer be offered for sale. On July 31, 1999, all shares of the Fund still outstanding will be redeemed.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ABN AMRO Funds
                                 Common Shares

                      Supplement dated July 1, 1999 to the
                          Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond  Funds:  Fixed  Income  Fund(US),   Intermediate  Government  Fixed  Income
Fund(US), Tax-Exempt Fixed Income Fund(US) and Limited Volatility Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US), Small Cap Value Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and
International Fixed Income Fund(US)


This supplement supercedes and replaces any existing supplements to the prospectus. This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with the prospectus.

The Board of Trustees of the Trust has voted to terminate the Small Cap Value Fund. Effective immediately, shares of the Small Cap Value Fund will no longer be offered for sale. On July 31, 1999, all shares of the Fund still outstanding will be redeemed.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE